Fair Value Measurement - Significant unobservable inputs (Details)	Dec. 31, 2020
Fair value on recurring basis | Measurement Input, Default Rate [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reasonable operating profit margin	10